Other Accounts Receivable	12 Months Ended
Dec. 31, 2021
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Other Accounts Receivable
12)	OTHER ACCOUNTS RECEIVABLE
As of December 31, 2021 and 2020, consolidated other accounts receivable consisted of:

	2021	2020

Advances of income taxes and other refundable taxes	$396	304
Non-trade accounts receivable 1	84	117
Interest and notes receivable	31	39
Current portion of valuation of derivative financial instruments	36	7
Loans to employees and others	11	10

	$558	477

1	Non-trade accounts receivable are mainly attributable to the sale of assets.